Business Combinations (Details) - Schedule of consolidated financial statements since the acquisition dates - USD ($)	Mar. 17, 2021	Dec. 04, 2020
Schedule of consolidated financial statements since the acquisition dates [Abstract]
Purchase consideration		$ 2,510,229
Net assets acquired,
Cash	$ 1,639,102	1,016
Accounts receivable	1,844,197	129,877
Prepayment		15,500
Other receivables		115,625
Property, plant and equipment	1,133,622	11,236
Intangible assets	72,832,550	847,181
Short term borrowing		(160,335)
Receipt in advance		(15,608)
Accounts payable	(2,789,224)	(159,729)
Other payable	(5,989,133)	(1,180,087)
Deferred tax liabilities		(211,796)
Net assets acquired, net		(607,120)
Cash consideration	110,232,401
Share based payment	12,395,710
Purchase consideration, net	122,628,111
Net assets acquired,
Prepayment, Deposit and other receivables (current)	1,205,027
Bills receivable	14,944
Amount due from related parties	389,775
Contract liabilities	(271,995)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred Tax Liability Arising from IA (tax rate 15%)	(10,911,952)
Exchange reserve	(186,386)
Non-controlling interest		(731,858)
Goodwill	$ 71,808,110	$ 3,849,207